ASSETS HELD FOR SALE - Summary of Major Items of Assets and Liabilities Classified as Held for Sale (Details) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	$ 595	$ 657	$ 642	$ 790	$ 694	$ 525
Restricted cash	49		44
Trade receivables and other current assets	1,099		1,321
Property, plant and equipment	39,241		37,828
Intangible assets	7		208
Goodwill	790		723
Total Assets	44,206		43,288
Liabilities
Current liabilities	7,857		7,251
Non-recourse borrowings	999		1,299
Other long-term liabilities	618		615
Deferred income tax liabilities	5,643		5,263
Provisions	375		$ 341
Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	3
Restricted cash	2
Trade receivables and other current assets	7
Financial instruments assets	2
Property, plant and equipment	0
Intangible assets	198
Goodwill	18
Total Assets	230
Liabilities
Current liabilities	4
Non-recourse borrowings	168
Financial instrument liabilities	0
Other long-term liabilities	4
Deferred income tax liabilities	17
Provisions	0
Liabilities directly associated with assets held for sale	$ 193